Share-based Payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at end of year	6,030,000
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	3,225,000	3,395,000
Number of options granted	1,079,000	1,316,000
Number of options, Exercised during the period	(1,267,000)	(1,395,000)
Number of options, Forfeited during the period	(75,000)	(91,000)
Number of options, Outstanding at end of year	2,962,000	3,225,000
Number of options, Exercisable at end of year	61,000	35,000
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	423,000	451,000
Number of options granted	136,000	148,000
Number of options, Exercised during the period	(165,000)	(161,000)
Number of options, Forfeited during the period	(12,000)	(15,000)
Number of options, Outstanding at end of year	382,000	423,000
Number of options, Exercisable at end of year	5,000	4,000